Organization and Basis of Presentation (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Aug. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Basis of Presentation (Details) [Line Items]
Net loss				$ 12,000,000
Accumulated deficit			$ 23,000,000	14,500,000
Stockholders equity			1.8	99,470
Cash and cash equivalents			$ 3,500,000	1,300,000
Net proceeds received business combination	$ 4,200,000
Gross proceeds				$ 7,800,000
Common stock par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001
Conversion rate (in Shares)			2.725	2.725
Common stock aggregate shares (in Shares)			3,072,870	3,072,870
Business combination, shares issued (in Shares)			3,480,692	3,480,692
Cash price per share (in Dollars per share)			$ 10.2	$ 10.2
Aggregate share value			$ 35,500,000	$ 35,500,000
Escrowed amount			7,700,000	7,600,000
Released amount			4,200,000	4,200,000
Net proceeds				6,100,000
Shares of common stock				2,308,877
Cash and cash equivalents				1,300,000	$ 4,500,000
Net loss			8,500,000
Net proceeds			$ 4,400,000
2021 Equity Incentive Plan [Member]
Organization and Basis of Presentation (Details) [Line Items]
Common stock reserved for issuance				$ 1,294,421
Common stock shares outstanding (in Shares)				12,944,213
Petra Acquisition, Inc [Member]
Organization and Basis of Presentation (Details) [Line Items]
Ownership percentage			23.70%	23.70%
Series A Preferred Stock [Member]
Organization and Basis of Presentation (Details) [Line Items]
Net proceeds				$ 3,900,000
Shares of common stock				628,930
Series A-1 Preferred Stock [Member]
Organization and Basis of Presentation (Details) [Line Items]
Conversion rate (in Shares)		2.725
Net proceeds				3,900,000
Shares of common stock				684,450
Restricted Stock Units (RSUs) [Member]
Organization and Basis of Presentation (Details) [Line Items]
Common stock reserved for issuance				$ 460,706
Business Combination [Member]
Organization and Basis of Presentation (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.001		$ 0.001
Conversion rate (in Shares)			2.725
Common stock constituting shares (in Shares)			10,500,000	10,500,000
Common stock aggregate shares (in Shares)			9,871,343	9,871,343
Common stock reserved for issuance				$ 167,867